Annual Fund Operating Expenses - Class ACIS - DWS Health and Wellness Fund	Oct. 01, 2021
Class A
Operating Expenses:
Management fee	0.77%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.32%
Total annual fund operating expenses	1.33%
Fee waiver/expense reimbursement	0.25%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.08%
Class C
Operating Expenses:
Management fee	0.77%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual fund operating expenses	2.10%
Fee waiver/expense reimbursement	0.27%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.83%
INST Class
Operating Expenses:
Management fee	0.77%
Distribution/service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	1.05%
Fee waiver/expense reimbursement	0.22%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.83%
Class S
Operating Expenses:
Management fee	0.77%
Distribution/service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	1.06%
Fee waiver/expense reimbursement	0.23%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.83%